Document and Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Entity Registrant Name	Freeline Therapeutics Holdings plc
Entity Central Index Key	0001810031
Current Fiscal Year End Date	--12-31
Entity File Number	001-39431
Entity Address, Address Line One	Stevenage Bioscience Catalyst
Entity Address, Address Line Two	Gunnels Wood Road
Entity Address, City or Town	Stevenage
Entity Address Postal Zip Code	Hertfordshire SG1 2FX
Entity Address, Country	GB